Taxation - Schedule of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Deferred tax assets	£ 289	£ 276
Deferred tax liabilities	(3,222)	(3,353)
Deferred tax assets and liabilities	£ (2,933)	£ (3,077)	£ (3,222)